Goodwill and Other Intangible Assets - Schedule of Movements in Other Intangible Assets (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	[4]	Dec. 31, 2024
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets					€ 8,369
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases		€ 332
Disposals and retirements, intangible assets other than goodwill		(22)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(1,339)
Increase (decrease) through transfers, intangible assets other than goodwill	[1]	(40)
Carrying amount of intangible assets		12,297			12,866
Change In Scope Of Consolidation Through Business Combination, Intangible Assets	[2]	500
Acquired R&D | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Disposals and retirements, intangible assets other than goodwill		22
Increase (decrease) through net exchange differences, intangible assets other than goodwill		427
Increase (decrease) through transfers, intangible assets other than goodwill	[1]	0
Amortization expense		0
Impairment losses, net of reversals	[3]	201
Other intangible assets, ending balance		8,048
Carrying amount of intangible assets		(4,249)			(4,497)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets					13,841
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases		302
Disposals and retirements, intangible assets other than goodwill		(199)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(5,159)
Increase (decrease) through transfers, intangible assets other than goodwill	[1]	(244)
Carrying amount of intangible assets		61,048			66,348
Change In Scope Of Consolidation Through Business Combination, Intangible Assets	[2]	0
Products, trademarks and other rights | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Disposals and retirements, intangible assets other than goodwill		199
Increase (decrease) through net exchange differences, intangible assets other than goodwill		3,772
Increase (decrease) through transfers, intangible assets other than goodwill	[1]	281
Amortization expense		800
Impairment losses, net of reversals	[3]	9
Other intangible assets, ending balance		11,984
Carrying amount of intangible assets		(49,064)			(52,507)
Software
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets					419
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases		42
Disposals and retirements, intangible assets other than goodwill		(7)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(49)
Increase (decrease) through transfers, intangible assets other than goodwill	[1]	(8)
Carrying amount of intangible assets		1,830			1,852
Change In Scope Of Consolidation Through Business Combination, Intangible Assets	[2]	0
Software | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Disposals and retirements, intangible assets other than goodwill		8
Increase (decrease) through net exchange differences, intangible assets other than goodwill		40
Increase (decrease) through transfers, intangible assets other than goodwill	[1]	6
Amortization expense		52
Impairment losses, net of reversals	[3]	0
Other intangible assets, ending balance		399
Carrying amount of intangible assets		(1,431)			(1,433)
Amortization expense		(777)	€ (898)
Carrying amount of intangible assets		20,431			22,629
Gross value
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases		676
Disposals and retirements, intangible assets other than goodwill		(228)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(6,547)
Increase (decrease) through transfers, intangible assets other than goodwill	[1]	(292)
Carrying amount of intangible assets		75,175			81,066
Change In Scope Of Consolidation Through Business Combination, Intangible Assets	[2]	500
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Disposals and retirements, intangible assets other than goodwill		229
Increase (decrease) through net exchange differences, intangible assets other than goodwill		4,239
Increase (decrease) through transfers, intangible assets other than goodwill	[1]	287
Amortization expense		852
Impairment losses, net of reversals	[3]	210
Other intangible assets, ending balance		20,431
Carrying amount of intangible assets		€ (54,744)			€ (58,437)

[1]	The “Transfers” line mainly comprises (i) acquired R&D that came into commercial use during the period and (ii) reclassifications of assets to Assets held for sale.
[2]	The “Changes in scope of consolidation” line mainly comprises the intangible asset recognized as part of the Dren-0201, Inc. acquisition (see Note B.1.)
[3]	See Note B.4
[4]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.